As filed with the Securities and Exchange Commission on June 6, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                 -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS


Annual Report
March 31, 2005

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

    Neuberger Berman
    Institutional Liquidity Series
------------------------------------------------------

TRUST CLASS SHARES

Institutional Cash Fund

Prime Money Fund

Contents

The Funds

Chairman's Letter                        2

Portfolio Commentary/
 Maturity Diversification
Institutional Cash Fund                  3
Prime Money Fund                         3
Fund Expense Information                 7

Financial Statements                     9

Financial Highlights Per Share Data
Institutional Cash Fund                 17
Prime Money Fund                        18

Report of Independent Registered Public
 Accounting Firms                       20
                 The Portfolios

                 Schedule of Investments
                 Institutional Liquidity Portfolio         22
                 Prime Portfolio                           24

                 Financial Statements                      27

                 Financial Highlights
                 Institutional Liquidity Portfolio         33
                 Prime Portfolio                           34

                 Report of Independent Registered Public
                  Accounting Firms                         36
                 Directory                                 38
                 Trustees and Officers                     39
                 Proxy Voting Policies and Procedures      47
                 Quarterly Portfolio Schedule              47
                 Report of Votes of Shareholders           47
                 Board Approval of the Management and Sub-
                  Advisory Agreements                      48

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

Chairman's Letter

[PHOTO]

Peter Sundman

Dear Fellow Shareholder,

I am pleased to present to you this annual report for the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund for the period ending March 31, 2005. The report includes portfolio commentary, a listing of the Funds' investments, and their audited financial statements for the reporting period.

This reporting period marks the first three months of operation since the reorganization of Neuberger Berman Institutional Cash Fund and the inception of Neuberger Berman Prime Money Fund in late December 2004. The period was characterized by continued increases in the key Fed Funds rate and growing concerns over inflation. The Funds performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that allows us to respond quickly to changes in interest rates without sacrificing yield.

We anticipate further and potentially sharper rate increases moving forward, and intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

We welcome you to the Neuberger Berman Institutional Liquidity Series, and appreciate and value our relationship with you.

Sincerely,

  /s/ P. Sundman signature
                                 PETER SUNDMAN
                             CHAIRMAN OF THE BOARD
                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                                                NEUBERGER BERMAN MARCH 31, 2005

Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average, their benchmark index, for the period January 1, 2005 through March 31, 2005.

Bond rates began the period near historic lows, but toward the end of February began a climb that continued throughout March, in large part due to the Federal Reserve's new comments regarding inflation. The Fed raised the Fed Funds target lending rate by a moderate 25 basis points on March 22 to 2.75%, but voiced new concern that inflationary pressures would need to be contained by "appropriate monetary policy action," interpreted by some as more aggressive rate increases. The Fed has raised rates seven times since June 2004.

The major pressures on the economy continue to be rising oil prices and a weak dollar. Increased oil demand in the U.S. and China has diminished spare production capacity and contributed to a near doubling of oil prices in the past 18 months. A large part of the increase occurred in the last three months, as oil prices steadily climbed from $43 per barrel at year end to near $56 per barrel at the end of the first quarter.

The dollar rallied against the euro from its record low of $1.3556 at the end of last year, to end the first quarter at $1.2968, a 4.3% increase and the biggest quarterly gain in four years. However, the dollar remains weak compared to historical levels. The labor market has improved, and although wage growth has been muted, job gains appear to be strong and unemployment has declined (to 5.2% in March).

The combination of higher commodity prices, a weak dollar and stronger economic growth has begun to give rise to fears of inflation. In response, the Federal Reserve is essentially trying to perform a balancing act with interest rates, raising them high enough to keep inflation at bay without choking off U.S. economic growth. Uncertainty as to whether Fed action will take the form of a longer tightening cycle than originally anticipated or more aggressive rate increases has contributed to a very skittish and volatile bond market.

Moving forward, our expectation for higher interest rates requires that we take a cautious approach to duration. Currently, we expect the Fed to raise the Fed Funds rate in steady, 25 basis point steps until it reaches the 4% mark in the fourth quarter. We will be monitoring economic releases with an eye towards increases in job growth or wage inflation, which could prompt more aggressive action by the Fed. In addition, we are opportunistically adding to our position in variable rate notes, and anticipate reaching an optimal allocation of 30% to 40% within the next month or two. Finally, as the Fed's tightening cycle evolves, we will look to capitalize on pockets of volatility that present favorable break-even returns based on historical spread analysis. This approach, we believe, will help us in seeking consistent, secure results over the long term.

Neuberger Berman Institutional Cash Fund

For the first full quarter of the fund's operation since its reorganization into Neuberger Berman Institutional Cash Fund, ending on March 31, 2005, Neuberger Berman Institutional Cash Fund returned 0.54% compared to its benchmark index iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 0.52%. The Fund closed fiscal 2005 with a 2.54% 7-day current yield and a 2.57% 7-day effective yield; this more closely reflects current earnings than the 3-month figure.

Neuberger Berman Prime Money Fund

For the first full quarter of the fund's operation, ending on March 31, 2005, Neuberger Berman Prime Money Fund returned 0.54% compared to its benchmark index iMoneyNet Money Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

Report Taxable First Tier Institutional Average's 0.52%. The Fund closed fiscal 2005 with a 2.50% 7-day current yield and a 2.53% 7-day effective yield; this more closely reflects current earnings than the 3-month figure.

Sincerely,

/s/ John Donohue
/s/ Eric Hiatt
                       JOHN C. DONOHUE AND ERIC D. HIATT
                             PORTFOLIO CO-MANAGERS

--------------------------------------------------------------------------------



Institutional Liquidity Portfolio
Maturity Diversification
(% by Maturity)

1-7 Days...................... 32.7%
8-30 Days..................... 31.6
31-90 Days.................... 24.4
91-180 Days...................  7.8
181+ Days.....................  3.5


Prime Portfolio
Maturity Diversification
(% by Maturity)

1-7 Days...................... 29.5%
8-30 Days..................... 30.3
31-90 Days.................... 30.5
91-180 Days...................  7.2
181+ Days.....................  2.5

                                                NEUBERGER BERMAN MARCH 31, 2005

Endnotes

               1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse the Trust Class of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of each Fund are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2008. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2005, there was no reimbursement of expenses by Management to each Fund.

                    Management has voluntarily agreed to waive its investment management fee in the amount of 0.02% of each Fund's average net assets until March 31, 2006. As a result of this waiver, the investment management fee of each Fund will be limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would be lower for each Fund.

               2. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

Glossary of Indices

                        The iMoneyNet Money Fund Measures the performance of Report Taxable First Tier Institutional Average: institutional money market mutual funds which invest in
                                                 anything allowable, except
                                                 Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

                                                NEUBERGER BERMAN MARCH 31, 2005

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each Fund's proportionate share of expenses of its corresponding Portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

                             Actual Expenses: The first section of the table provides
                                              information about actual account values and
                                              actual expenses in dollars. You may use the
                                              information in this line, together with the
                                              amount you invested, to estimate the expenses
                                              you paid over the period. Simply divide your
                                              account value by $1,000 (for example, an $8,600
                                              account value divided by $1,000 = 8.6), then
                                              multiply the result by the number in the first
                                              section of the table under the heading entitled
                                              "Expenses Paid During the Period" to estimate
                                              the expenses you paid over the period.

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values
                                              and hypothetical expenses based on the Fund's
                                              actual expense ratio and an assumed rate of
                                              return at 5% per year before expenses. This
                                              return is not the Fund's actual return. The
                                              hypothetical account values and expenses may
                                              not be used to estimate the actual ending
                                              account balance or expenses you paid for the
                                              period. You may use this information to compare
                                              the ongoing costs of investing in these Funds
                                              versus other funds. To do so, compare this 5%
                                              hypothetical example with the 5% hypothetical
                                              examples that appear in the shareholder reports
                                              of other funds.

Expense Information As of 3/31/05 (Unaudited)

Institutional Cash Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class      $1,000   $1,008.30       $1.15

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class      $1,000   $1,019.54       $1.16

Prime Money Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class      $1,000   $1,005.80       $0.82

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class      $1,000   $1,012.20       $0.82

 * For each Fund, expenses are equal to the expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 151/365 for Institutional Cash Fund (to reflect the period shown of November 1, 2004 to March 31, 2005) and 95/365 for Prime Money Fund (to reflect the period shown of December 27, 2004 to March 31, 2005). Each Fund's expense ratio includes its proportionate share of the expenses of its corresponding Portfolio.
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

                                                NEUBERGER BERMAN MARCH 31, 2005

Statements of Assets and Liabilities

                                                                  --------------------------

Institutional Liquidity Series                                    Institutional  Prime Money
(000's omitted except per share amounts)                              Cash Fund         Fund
Assets
    Investment in corresponding Portfolio, at value (Note A)         $2,252,692     $701,911
    Prepaid expenses and other assets                                        54           --
Total Assets                                                          2,252,746      701,911
Liabilities
    Dividends payable                                                     4,532           --
    Payable to administrator--net (Note B)                                  229           88
    Accrued expenses and other payables                                      74           70
Total Liabilities                                                         4,835          158
Net Assets at value                                                  $2,247,911     $701,753
Net Assets consist of:
    Paid-in capital                                                  $2,247,930     $701,751
    Undistributed net investment income (loss)                                0            2
    Accumulated net realized gains (losses) on investment                   (19)          --
Net Assets at value                                                  $2,247,911     $701,753
Shares Outstanding ($.001 par value; unlimited shares authorized)     2,247,930      701,751
Net Asset Value, offering and redemption price per share             $     1.00     $   1.00

See Notes to Financial Statements

Statements of Operations

                                                                            INSTITUTIONAL CASH FUND        PRIME MONEY FUND
                                                                      -------------------------------------------------------

Institutional Liquidity Series                                              Period from        Year Ended        Period from
                                                                       November 1, 2004  October 31, 2004  December 27, 2004
                                                                      to March 31, 2005                     (Commencement of
                                                                                                                 Operations)
                                                                                                           to March 31, 2005
(000's omitted)
Investment Income
Investment income from corresponding Portfolio (Note A)                         $14,232           $    --             $4,559
Expenses from corresponding Portfolio (Notes A & B)                                (618)               --               (210)
Net Investment income from corresponding Portfolio                               13,614                --              4,349
Interest income--unaffiliated issuers (Note A)                                    8,724            32,720                 --
Total Income                                                                     22,338            32,720              4,349
Expenses:
Investment management fee (Note B)                                                  442             2,712                 --
Administration fee (Note B)                                                       1,524             4,069                269
Audit fees                                                                           12                34                  5
Custodian fees (Note B)                                                              76               467                 --
Insurance expense                                                                    21                67                 --
Legal fees                                                                           23                25                 19
Organization expense (Note A)                                                        --                --                 10
Registration and filing fees                                                         18                38                 12
Shareholder reports                                                                  30                49                 11
Shareholder servicing agent fees                                                     24                12                  7
Trustees' fees and expenses                                                          10                31                  7
Miscellaneous                                                                        12                54                 10
Total expenses                                                                    2,192             7,558                350

Investment management fee waived (Note B)                                            (4)               --                 --
Expenses reduced by custodian fee expense offset arrangement (Note B)                --                (1)                --
Total net expenses                                                                2,188             7,557                350
Net investment income                                                            20,150            25,163              3,999
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss):
     On sales of investment securities of unaffiliated issuers                       --                11                 --
     From corresponding Portfolio                                                   (19)               --                  2
Net gain (loss) on investments                                                      (19)               11                  2
Net increase (decrease) in net assets resulting from operations                 $20,131           $25,174             $4,001

See Notes to Financial Statements

                                                NEUBERGER BERMAN MARCH 31, 2005

Statements of Changes in Net Assets

                                                                       INSTITUTIONAL CASH FUND              PRIME MONEY FUND
                                                            -------------------------------------------------------------------

Institutional Liquidity Series                                                                            Period from December
                                                                                       Year          Year             27, 2004
                                                                  Period from         Ended         Ended     (Commencement of
                                                             November 1, 2004   October 31,   October 31,          Operations)
                                                            to March 31, 2005          2004          2003    to March 31, 2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                      $    20,150  $    25,163  $     28,059            $    3,999
Net realized gain (loss) on investments                                   (19)          11            61                     2
Net increase (decrease) in net assets resulting from
 operations                                                            20,131       25,174        28,120                 4,001
Distributions to Shareholders From:
Net investment income                                                 (20,150)     (25,163)      (28,059)               (3,999)
Net realized gain on investments                                          (11)         (60)           --                    --
Total distributions to shareholders                                   (20,161)     (25,223)      (28,059)               (3,999)
From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization                        --           --            --                   100
Proceeds from shares sold                                           2,756,542    7,534,445    12,498,219             1,557,514
Proceeds from reinvestment of dividends and distributions               4,054        5,644         4,312                 3,999
Payments for shares redeemed                                       (3,204,132)  (7,530,697)  (12,976,936)             (859,862)
Net increase (decrease) from Fund share transactions                 (443,536)       9,392      (474,405)              701,751
Net Increase (Decrease) in Net Assets                                (443,566)       9,343      (474,344)              701,753
Net Assets:
Beginning of period                                                 2,691,477    2,682,134     3,156,478                    --
End of period                                                     $ 2,247,911  $ 2,691,477  $  2,682,134            $  701,753
Undistributed net investment income (loss) at end of period       $         0  $        --  $         --            $        2

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Series

     Note A--Summary of Significant Accounting Policies:

1 General: The Neuberger Berman Institutional Cash Fund ("Institutional Cash") and the Neuberger Berman Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than a feeder fund in a master-feeder structure. See Note E for more information about the reorganization of Institutional Cash.

     The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

     The Funds each seek to achieve their investment objective by investing all of their net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio", collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each Fund. Institutional Cash invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (93.15% for Institutional Cash and 54.94% for Prime Money, respectively, at March 31, 2005). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Funds record their investment in the corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the Portfolios' Schedule of Investments. For Institutional Cash prior to December 30, 2004, investments in securities were valued at amortized cost, which approximates U.S. Federal income tax cost.

                                                NEUBERGER BERMAN MARCH 31, 2005


3 Security transactions and investment Income: Prior to December 30, 2004, Institutional Cash recorded security transactions on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, was recorded on the accrual basis. Realized gains and losses from securities transactions were recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of Institutional Cash to continue to and the intention of Prime Money to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

     As determined on March 31, 2005, permanent differences, resulting from different book and tax accounting for partnership reallocations and distribution redesignations were reclassified at period end. These reclassifications had no effect on net income, net assets, or net assets per share of each Fund.

     The tax character of distributions paid during the period ended March 31, 2005 and for the years ended October 31, 2004, and October 31, 2003 for Institutional Cash was as follows:

     Distributions Paid From:

                                                    Long-Term    Tax Return of
                        Ordinary Income            Capital Gain     Capital                    Total
                     2005        2004        2003 2005 2004 2003 2005 2004 2003        2005        2004        2003
Institutional
Cash          $20,161,496 $25,222,740 $28,059,371  $--  $--  $-- $--  $--  $--  $20,161,496 $25,222,740 $28,059,371
Prime Money     3,998,533          --          --   --   --   --  --   --   --    3,998,533          --          --

     As of March 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                   Undistributed Undistributed     Unrealized          Loss
                        Ordinary     Long-Term   Appreciation Carryforwards
                          Income          Gain (Depreciation) and Deferrals       Total
Institutional Cash    $4,532,195           $--            $--      $(19,532) $4,512,663
Prime Money                6,649            --             --            --       6,649

     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of dividend payments and organization expenses.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2005, the Funds had

Notes to Financial Statements Institutional Liquidity Series cont'd unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, as follows:

                                           Expiring in:
                                                   2013
                        Institutional Cash      $19,532
                        Prime Money                  --

5 Dividends and distributions to shareholders: The Funds earn income, net of expenses, daily on their investment in the corresponding Portfolio. It is the policy of the Funds to declare dividends from net investment income on each business day; such dividends are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

6 Organization expenses: Organization expenses for Institutional Cash, which amounted to $205,127, were paid by Management. Organization expenses for Prime Money, which amounted to $10,133, have been expensed as incurred.

7 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

8 Other: All net investment income and realized and unrealized capital gains and losses of the corresponding Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio, if any.

9 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street")

                                                NEUBERGER BERMAN MARCH 31, 2005

     as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio. For the period ended March 31, 2005, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses of $114,807 and $36,004 for Institutional Cash and Prime Money, respectively.

     Additionally, Institutional Cash directly received a management fee waiver of 0.02% of its average daily net assets, for the period December 27, 2004 to December 29, 2004, resulting in a reduction of $3,570. (see Note B of Notes to Financial Statements of the Portfolio).

     Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                                  Reimbursement
                                                                from Management
                                       Expense             for the Period Ended
                                Limitation/(1)/ Expiration       March 31, 2005
 Institutional Cash Trust Class           0.41%    3/31/08         $--
 Prime Money Trust Class                  0.41%    3/31/08          --

     (1)Expense limitation per annum of the Trust Class' average daily net assets.

     The Trust Class of each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement.

     During the period ended March 31, 2005, there was no reimbursement to Management.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2005, the impact of this arrangement was a reduction of expenses of $4,241 and $5,901, for Institutional Cash and Prime Money, respectively.

     Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

     Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

     The Board has adopted a distribution plan ("Plan") with respect to the Trust Class of Prime Money, pur-suant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class' average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon the approval of Prime Money's Board of Trustees.

Notes to Financial Statements Institutional Liquidity Series cont'd


     Note C--Investment Transactions:

     During the period ended March 31, 2005, contributions and withdrawals in each Fund's investment in its corresponding Portfolio were as follows*:

                  (000's omitted)    Contributions Withdrawals
                  Institutional Cash    $3,446,778  $1,207,679
                  Prime Money            1,106,122     408,561

     Note D--Fund Share Transactions:

     Share activity at $1.00 per share for the period ended March 31, 2005 was as follows*:

                                            Shares Issued on
                                             Reinvestment of
                          Initial    Shares    Dividends and      Shares
(000's omitted)    Capitalization      Sold    Distributions    Redeemed     Total
Institutional Cash             -- 2,756,542            4,054 (3,204,132) (443,536)
Prime Money                   100 1,557,514            3,999   (859,862)  701,751

     * Period from November 1, 2004 to March 31, 2005 for Institutional Cash, and from December 27, 2004 (Commencement of Operations) to March 31, 2005 for Prime Money, respectively.

     Note E--Reorganization of Neuberger Berman Institutional Cash Fund:

     On December 30, 2004, all the net assets of Neuberger Berman Institutional Cash Fund ("Predecessor Fund"), which was a separate operating series of Neuberger Berman Income Funds ("Income Funds"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992, was reorganized into Institutional Cash. The reorganization was performed pursuant to a plan of reorganization approved by the Income Funds' shareholders on December 21, 2004. The reorganization was accomplished by a tax-free exchange of 2,190,246,631 shares of Institutional Cash (valued at $2,190,258,201) for the 2,190,246,631 shares of the Predecessor Fund outstanding on December 30, 2004. The Predecessor Fund's net assets at that date ($2,190,258,201) were combined with those of Institutional Cash. The aggregate net assets of Institutional Cash and the Predecessor Fund immediately after the reorganization was $2,190,258,201. Institutional Cash then transferred all of its assets to its corresponding Portfolio in exchange for an interest in its corresponding Portfolio.

     Since Institutional Cash invests all of its assets in its corresponding Portfolio, it does not engage Management or any other investment manager directly. However, the Portfolio in which Institutional Cash invests all of its assets retains Management as the investment manager. That Portfolio has a different sub-adviser than Institutional Cash, since LBAM replaced Neuberger Berman, LLC.

     Note F--Change in Year End

     The Board of Trustees adopted a change in the Trust's fiscal year end date to March 31. This change is effective beginning with the current fiscal period, which ran from November 1, 2004 to March 31, 2005. Prior to March 31, 2005 the Trust's fiscal year end was October 31.

                                                NEUBERGER BERMAN MARCH 31, 2005

Financial Highlights Institutional Cash Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                      Period from
                               November 1, 2004^^
                                     to March 31,                             Year Ended October 31,
                               ---------------------------  ------------------------------------------------------------


Trust Class/+/                               2005                     2004           2003           2002           2001

Net Asset Value, Beginning of
 Period                                  $ 1.0000           $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                         --------           --------       --------       --------       --------

Income From Investment
 Operations:
Net Investment Income (Loss)                .0083              .0092          .0096          .0176          .0466
Net Gains or Losses on
 Securities                                (.0000)                --             --             --             --
                                         --------           --------       --------       --------       --------
Total From Investment
 Operations                                 .0083              .0092          .0096          .0176          .0466
Less Distributions From:
Net Investment Income                      (.0083)            (.0092)        (.0096)        (.0176)        (.0466)
Net Capital Gains                          (.0000)            (.0000)            --         (.0000)            --
                                         --------           --------       --------       --------       --------
Total Distributions                        (.0083)            (.0092)        (.0096)        (.0176)        (.0466)
                                         --------           --------       --------       --------       --------
Net Asset Value, End of Period           $ 1.0000           $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                         --------           --------       --------       --------       --------
Total Return/+//+/                          +0.83%**/(S)/      +0.93%/(S)/    +0.97%/(S)/    +1.77%/(S)/    +4.76%/(S)/

Ratios/Supplemental Data
Net Assets, End of Period (in
 millions)                               $2,247.9           $2,691.5       $2,682.1       $3,156.5       $2,125.1
Ratio of Gross Expenses to
 Average Net Assets#                          .28%*              .28%           .28%           .28%           .29%
Ratio of Net Expenses to
 Average Net Assets                           .28%*/++/          .28%           .28%           .28%           .29%
Ratio of Net Investment Income
 (Loss) to Average Net Assets                1.99%*              .92%           .97%          1.74%          4.52%

                                   Period from
                                  May 8, 2000^
                                to October 31,
                               ----------------------


Trust Class/+/                            2000

Net Asset Value, Beginning of
 Period                               $1.0000
                                      -------

Income From Investment
 Operations:
Net Investment Income (Loss)            .0307
Net Gains or Losses on
 Securities                                --
                                      -------
Total From Investment
 Operations                             .0307
Less Distributions From:
Net Investment Income                  (.0307)
Net Capital Gains                          --
                                      -------
Total Distributions                    (.0307)
                                      -------
Net Asset Value, End of Period        $1.0000
                                      -------
Total Return/+//+/                      +3.11%**/(S)/

Ratios/Supplemental Data
Net Assets, End of Period (in
 millions)                            $ 635.4
Ratio of Gross Expenses to
 Average Net Assets#                      .36%*
Ratio of Net Expenses to
 Average Net Assets                       .35%*
Ratio of Net Investment Income
 (Loss) to Average Net Assets            6.45%*

See Notes to Financial Highlights

Financial Highlights Prime Money Fund

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Trust Class/+/                                                     Period from
                                                            December 27, 2004^
                                                                  to March 31,
                                                            ---------------------
                                                                          2005

Net Asset Value, Beginning of Period                                   $1.0000
                                                                       -------

Income From Investment Operations:
Net Investment Income (Loss)                                             .0058
Net Gains or Losses on Securities                                        .0000
                                                                       -------
Total From Investment Operations                                         .0058
                                                                       -------

Less Distributions From:
Net Investment Income                                                   (.0058)
                                                                       -------
Total Distributions                                                     (.0058)
                                                                       -------
Net Asset Value, End of Period                                         $1.0000
                                                                       -------
Total Return/+//+/                                                       +0.58%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                                $ 701.8
Ratio of Gross Expenses to Average Net Assets#                            0.32%*
Ratio of Net Expenses to Average Net Assets/++/                           0.31%*
Ratio of Net Investment Income (Loss) to Average Net Assets               2.23%*

See Notes to Financial Highlights

                                                NEUBERGER BERMAN MARCH 31, 2005

Notes to Financial Highlights Institutional Liquidity Series


/+/The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash when it was organized in a multiple class structure).

/+//+/Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                     Period from
                                November 1, 2004
                               to March 31, 2005
Institutional Cash Trust Class               .30%

                                     Period from
                               December 27, 2004
                               to March 31, 2005
Prime Money Fund Trust Class                 .33%

/(S)/Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.
^  The date investment operations commenced.
*  Annualized.
** Not annualized.
^^ See Note F of Notes to Financial Statements.

Report of Ernst & Young, Independent Registered Public Accounting Firm

To the Board of Trustees of Neuberger Berman Institutional Liquidity Series and Shareholders of Neuberger Berman Institutional Cash Fund:

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Institutional Cash Fund (one of the series constituting Neuberger Berman Institutional Liquidity Series) (the "Fund") as of March 31, 2005, and the related statement of operations for the period from November 1, 2004 to March 31, 2005 and for the year ended October 31, 2004, the statement of changes in net assets for the period from November 1, 2004 to March 31, 2005 and for each of the two years in the period ended October 31, 2004 and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Institutional Cash Fund of the Neuberger Berman Institutional Liquidity Series at March 31, 2005, the results of its operations for the period from November 1, 2004 to March 31, 2005 and for the year ended October 31, 2004, and changes in its net assets for the period from November 1, 2004 to March 31, 2005 and the each of the two years in the period ended October 31, 2004 and financial highlights for the period for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP
Boston, Massachusetts
May 6, 2005

                                                NEUBERGER BERMAN MARCH 31, 2005

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Neuberger Berman Institutional Liquidity Series and
Shareholders of Neuberger Berman Prime Money Fund
New York, New York

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Prime Money Fund, a series of Neuberger Berman Institutional Liquidity Series, as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 27, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Prime Money Fund as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
May 2, 2005

Schedule of Investments Institutional Liquidity Portfolio


Principal Amount                                                                       Rating/(S)/    Value/+//+/
(000's omitted)                                                                        Moody's  S&P  (000's omitted)

Certificates of Deposit (3.0%)
       $25,000    BNP Paribas NY, Domestic CD, 2.16%, due 4/25/05                      P-1     A-1+ $        25,000
        20,000    Credit Suisse First Boston, Yankee CD, 2.74%, due 5/2/05             P-1     A-1           20,000
        11,000    First Tennessee Bank, Floating Rate CD, 2.81%, due 11/10/05          P-1     A-1           11,005
        15,000    Societe Generale, Euro CD, 3.20%, due 9/15/05                        P-1     A-1+          15,000
                                                                                                    ---------------
                  Total Certificates of Deposit                                                              71,005
                                                                                                    ---------------
Commercial Paper (52.4%)
        45,000    Amstel Funding Corp., 2.68% & 2.94%, due 5/2/05 & 5/31/05            P-1     A-1+          44,831
        67,951    Atlantic Asset Securitization Corp., 2.61%-2.81%, due 4/5/05-4/26/05 P-1     A-1           67,877
        32,500    Banque Generale du Luxembourg, 2.84%, due 5/26/05                    P-1     A-1+          32,359
        28,000    Beta Finance Inc., 2.80% & 2.90%, due 5/12/05 & 6/13/05              P-1     A-1+          27,873
        60,000    Blue Ridge Asset Funding, 2.78%, due 4/19/05                         P-1     A-1           59,917
        15,000    Calyon North America, 2.67%, due 5/9/05                              P-1     A-1+          14,958
        65,000    Charta LLC, 2.99%, due 6/10/05 & 6/17/05                             P-1     A-1           64,599
        74,000    Ciesco LLC, 2.64%, due 4/27/05                                       P-1     A-1+          73,859
        70,000    Citibank Credit Card Master Trust I, 2.80%, due 4/26/05              P-1     A-1           69,864
        50,000    Depfa Bank AG, 3.17%, due 8/29/05                                    P-1     A-1+          49,340
        15,000    Dexia Delaware LLC, 2.67%, due 4/19/05                               P-1     A-1+          14,980
        58,959    Edison Asset Securitization LLC, 2.83%, due 4/1/05                   P-1     A-1+          58,959
        50,000    Eiffel Funding LLC, 2.70%-3.00%, due 4/13/05-6/28/05                 P-1     A-1           49,868
        65,212    Fairway Finance, 2.60% & 2.79%, due 4/6/05 & 4/26/05                 P-1     A-1           65,149
        50,000    HBOS Treasury Services, 2.90% & 3.00%, due 6/29/05 & 7/1/05          P-1     A-1+          49,631
        59,465    Ivory Funding Corp., 2.91% & 3.01%, due 6/10/05 & 6/30/05            P-1     A-1           59,046
        25,000    Jupiter Securitization Corp., 2.81%, due 5/10/05                     P-1     A-1           24,924
        20,000    Kitty Hawk Funding Corp., 2.70%, due 5/10/05                         P-1     A-1+          19,942
        75,000    Nationwide Building Society, 2.75%, due 5/16/05                      P-1     A-1           74,742
        12,240    Park Avenue Receivables Corp., 2.79%, due 4/28/05                    P-1     A-1           12,214
        35,000    Park Granada LLC, 2.75%, due 4/11/05                                 P-1     A-1+          34,973
        13,000    Picaros Funding, 3.21%, due 11/22/05                                 P-1     A-1           12,728
        25,000    Preferred Receivables Funding, 2.78%, due 4/19/05                    P-1     A-1           24,965
        50,000    Sheffield Receivables, 2.78%, due 4/4/05                             P-1     A-1+          49,988
        10,000    Sigma Finance, 2.56%, due 4/7/05                                     P-1     A-1+           9,996
        70,000    Tulip Funding Corp., 2.79%, due 4/22/05                              P-1     A-1+          69,886
        70,000    UBS Finance (Delaware), Inc., 2.83%, due 4/1/05                      P-1     A-1+          70,000
        35,000    Westpac Capital Corp., 2.64% & 2.98%, due 4/28/05 & 6/22/05          P-1     A-1+          34,835
        15,000    Westpac Trust Securities Ltd., 2.41%, due 4/1/05                     P-1     A-1+          15,000
        10,000    White Pine Finance, 3.03%, due 8/2/05                                P-1     A-1+           9,896
                                                                                                    ---------------
                  Total Commercial Paper                                                                  1,267,199
                                                                                                    ---------------

See Notes to Schedule of Investments

                                                NEUBERGER BERMAN MARCH 31, 2005

Schedule of Investments Institutional Liquidity Portfolio cont'd

Principal Amount                                                                               Rating/(S)/     Value/+//+/
(000's omitted)                                                                                Moody's  S&P  (000's omitted)

Time Deposits (6.8%)
       $50,000    Marshall & Ilsley Bank, Grand Cayman, 2.81%, due 4/1/05                      P-1     A-1  $        50,000
        70,000    Royal Bank of Canada, 2.88%, due 4/1/05                                      P-1     A-1           70,000
        44,000    Wells Fargo Bank, Grand Cayman, 2.81%, due 4/1/05                            P-1     A-1           44,000
                                                                                                            ---------------
                  Total Time Deposits                                                                               164,000
                                                                                                            ---------------
Corporate Debt Securities (34.4%)
        70,000    Bear Stearns, Floater Master Notes, 2.65% & 2.82%, due 9/8/05 & 3/8/06       P-1     A-1           70,000
         3,000    Beta Finance, Inc., Floating Rate Notes, 2.69%, due 5/18/05                  P-1     A-1+           3,000**
        10,000    Canadian Imperial Bank, Floating Rate Notes, 2.66%, due 4/4/06               P-1     A-1+           9,996
        23,570    Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                            P-1     A-1+          24,130
        61,000    Credit Suisse First Boston NY, Floating Rate Notes,
                  2.53% & 2.73%, due 12/21/05 & 1/6/06                                         P-1     A-1           61,011
        75,000    Dorada Finance, Inc., Floating Rate Notes, 2.78%, due 3/14/06                P-1     A-1+          75,011**
        35,000    First Tennessee Bank, Floating Rate Notes, 2.81%, due 6/7/05                 P-1     A-1           34,999
         5,000    General Electric Capital Corp., Floating Rate Notes, 2.95%, due 2/3/06       P-1     A-1+           5,009
        20,000    General Electric Co., Floating Rate Notes, 2.74%, due 10/24/05               P-1     A-1+          20,008
        16,081    Household Finance Corp., Notes, 6.50%, due 1/24/06                           P-1     A-1           16,498
         6,600    Household Finance Corp., Senior Notes, 8.88%, due 2/15/06                    P-1     A-1            6,901
        42,000    HSBC Finance Corp., Floating Rate Notes, 2.81%-3.12%, due 6/16/05-4/24/06    P-1     A-1           42,005
        55,000    JP Morgan Master Note, 2.83%, due 11/28/05                                   P-1     A-1           55,000
        75,000    K2 (USA) LLC, Guaranteed Floating Rate Notes, 2.80% & 2.99%,
                  due 2/15/06 & 3/15/06                                                        P-1     A-1+          75,011**
        75,000    Links Finance LLC, Floating Rate Notes, 2.84% & 2.89%, due 1/30/06 & 2/27/06 P-1     A-1+          75,016**
        13,755    Merrill Lynch & Co., Medium Term Notes, Ser.B, 6.15%, due 1/26/06            P-1     A-1           14,079
        75,000    Morgan Stanley, Floating Rate Notes, 2.71% & 2.84%, due 4/3/06               P-1     A-1           75,000
        15,000    Natexis Banque NY, Floating Rate Notes, 2.32%, due 11/23/05                  P-1     A-1           15,000
        25,000    National City Bank of Indiana, Floating Rate Notes, 2.88%, due 9/15/05       P-1     A-1           24,993
        60,000    Sigma Finance, Floating Rate Notes, 2.91% & 2.98%, due 12/5/05 & 2/16/06     P-1     A-1+          59,993**
        20,000    Wells Fargo & Co., Floating Rate Notes, 2.78%, due 4/13/06                   P-1     A-1           20,003**
        50,000    White Pine Finance, Floating Rate Notes, 2.80%, due 8/25/05                  P-1     A-1+          49,994
                                                                                                            ---------------
                  Total Corporate Debt Securities                                                                   832,657
                                                                                                            ---------------
Asset-Backed Securities (0.4%)
         5,000    CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06                P-1     A-1+           5,000
         5,000    USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06             P-1     A-1+           5,000
                                                                                                            ---------------
                  Total Asset-Backed Securities                                                                      10,000
                                                                                                            ---------------
Promissory Notes (2.9%)
        70,000    Goldman Sachs Group, 2.65% & 2.93%, due 9/26/05 & 1/4/06                     P-1     A-1           70,000
                                                                                                            ---------------
                  Total Investments (99.9%)                                                                       2,414,861

                  Cash, receivables and other assets, less liabilities (0.1%)                                         3,565
                                                                                                            ---------------
                  Total Net Assets (100.0%)                                                                 $     2,418,426
                                                                                                            ---------------


See Notes to Schedule of Investments

Schedule of Investments Prime Portfolio


Principal Amount                                                              Rating/(S)/    Value/+//+/
(000's omitted)                                                               Moody's  S&P  (000's omitted)

Certificates of Deposit (1.6%)
       $10,000    Depfa Bank NA, Yankee CD, 2.42%, due 5/10/05                P-1     A-1+ $         9,998
        10,000    Societe Generale, Euro CD, 3.20%, due 9/15/05               P-1     A-1+          10,000
                                                                                           ---------------
                  Total Certificates of Deposit                                                     19,998
                                                                                           ---------------
Commercial Paper (51.3%)
        20,951    Amstel Funding Corp., 2.67% & 2.68%, due 5/2/05 & 6/15/05   P-1     A-1+          20,867
        24,012    Atlantic Asset Securitization Corp., 2.81%, due 4/5/05      P-1     A-1           24,005
        17,109    AWB Harvest Finance, Inc., 2.78%, due 4/6/05                P-1     A-1+          17,102
        30,000    Banque Generale du Luxembourg, 2.84%, due 5/26/05           P-1     A-1+          29,870
        29,168    Barton Capital Corp., 2.83%, due 4/1/05                     P-1     A-1+          29,168
        10,000    Beta Finance Inc., 2.90%, due 6/13/05                       P-1     A-1+           9,941
        30,000    Blue Ridge Asset Funding, 2.78%, due 4/19/05                P-1     A-1           29,958
        20,000    Calyon North America, 2.67%, due 5/9/05                     P-1     A-1+          19,944
        35,000    Charta Corp., 2.99%, due 6/10/05 & 6/17/05                  P-1     A-1           34,791
        20,000    Crown Point Capital Co., 2.56%, due 4/11/05                 P-1     A-1           19,986
        25,000    Depfa Bank AG, 3.17%, due 8/29/05                           P-1     A-1+          24,670
        10,000    Dexia Delaware LLC, 2.67%, due 4/19/05                      P-1     A-1+           9,987
        35,000    Edison Asset Securities LLC, 2.83%, due 4/1/05              P-1     A-1+          35,000
        10,000    Eiffel Funding LLC, 2.61%, due 4/7/05                       P-1     A-1            9,996
        11,167    Fairway Finance, 2.80%, due 4/26/05                         P-1     A-1           11,145
        27,500    HBOS Treasury Services, 2.90% & 3.00%, due 6/29/05 & 7/1/05 P-1     A-1+          27,297
        13,000    ING America Insurance Holdings, Inc., 2.90%, due 5/27/05    P-1     A-1           12,941
        14,640    Ivory Funding Corp., 2.52%, due 4/15/05                     P-1     A-1           14,626
        26,460    Jupiter Securitization Corp., 2.81%, due 5/10/05            P-1     A-1           26,379
        10,000    K2 (USA) LLC, 2.81%, due 7/7/05                             P-1     A-1+           9,924
        15,000    Kitty Hawk Funding Corp., 2.70%, due 5/10/05                P-1     A-1+          14,956
        20,000    Park Granada LLC, 2.75%, due 4/11/05                        P-1     A-1+          19,985
         8,000    Picaros Funding, 3.32%, due 11/22/05                        P-1     A-1            7,832
        35,000    Rabobank USA Financial Corp., 2.82%, due 4/1/05             P-1     A-1+          35,000
        25,000    Sheffield Receivables, 2.78%, due 4/4/05                    P-1     A-1+          24,994
        10,000    Sigma Finance, 2.56%, due 4/7/05                            P-1     A-1+           9,996
        12,933    Thunder Bay Funding Inc., 2.53%, due 4/5/05                 P-1     A-1           12,929
        35,000    UBS Finance (Delaware), Inc ., 2.83%, due 4/1/05            P-1     A-1+          35,000
        12,435    Wal-Mart Funding, 2.65%, due 4/20/05                        P-1     A-1+          12,418
        40,000    Westpac Capital Corp., 2.55% & 2.98%, due 4/12/05 & 6/22/05 P-1     A-1+          39,909
         6,212    White Pine Finance, 3.03%, due 8/2/05                       P-1     A-1+           6,148
        18,848    Yorktown Capital LLC, 2.78%, due 4/12/05                    P-1     A-1+          18,832
                                                                                           ---------------
                  Total Commercial Paper                                                           655,596
                                                                                           ---------------

Time Deposits (8.8%)
        35,000    Branch Banking & Trust, 2.81%, due 4/1/05                   P-1     A-1+          35,000
        30,000    Marshall & Ilsley Bank, Grand Cayman, 2.81%, due 4/1/05     P-1     A-1           30,000
        27,000    SunTrust, Grand Cayman, 2.81%, due 4/1/05                   P-1     A-1+          27,000
        20,000    Wells Fargo Bank, Grand Cayman, 2.81%, due 4/1/05           P-1     A-1+          20,000
                                                                                           ---------------
                  Total Time Deposits                                                              112,000
                                                                                           ---------------

See Notes to Schedule of Investments

                                                NEUBERGER BERMAN MARCH 31, 2005

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                               Rating/(S)/     Value/+//+/
(000's omitted)                                                                Moody's  S&P  (000's omitted)
Corporate Debt Securities (36.5%)
       $15,675    American Express Credit Corp., Floating Rate Medium-Term
                  Notes, Ser. B, 2.89% & 2.93%, due 4/18/05 & 12/19/05         P-1     A-1  $        15,678
         7,000    Associates Corp. NA, Senior Notes, 6.38%, due 11/15/05       P-1     A-1+           7,137
        20,000    Bank One NA Illinois, Floating Rate Bank Notes, 3.17%, due
                  6/20/05                                                      P-1     A-1           20,015
        40,000    Bear Stearns, Floater Master Notes, 2.65% & 2.82%, due
                  4/1/05 & 4/8/05                                              P-1     A-1           40,000
        10,000    Beta Finance Inc., Guaranteed Notes, 2.68%, due 4/15/05      P-1     A-1+          10,004**
         2,500    Caterpillar Financial Services Corp., Notes, 4.69%, due
                  4/25/05                                                      P-1     A-1            2,503
        20,000    Citigroup Global Markets, Floating Rate Medium-Term Notes,
                  Ser. A, 3.05%, due 6/13/05                                   P-1     A-1+          20,011
         2,500    Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05            P-1     A-1+           2,560
        10,000    Credit Agricole Indosuez, Floating Rate Notes, 2.78%, due
                  4/25/05                                                      P-1     A-1+           9,998
        10,000    Credit Suisse First Boston, Floating Rate Notes, 3.11%, due
                  6/29/05                                                      P-1     A-1           10,003
        11,670    General Electric Capital Corp., Floating Rate Notes, 2.95%
                  & 6.80%, due 5/3/05 & 11/1/05                                P-1     A-1+          11,744
        20,000    General Electric Co., Floating Rate Notes, 2.74%, due
                  4/25/05                                                      P-1     A-1+          20,007
         7,850    HBOS Treasury Services PLC, Floating Rate Notes, 2.65%, due
                  4/12/05                                                      P-1     A-1+           7,853**
        23,100    HSBC Finance Corp., Floating Rate Notes, 3.12%, due 6/16/05  P-1     A-1           23,105
        25,000    K2 (USA) LLC, Guaranteed Floating Rate Notes, 2.80% &
                  3.05%, due 4/1/05 & 4/15/05                                  P-1     A-1+          25,004**
        37,500    Links Finance LLC, Floating Rate Notes, 2.82% & 2.84%, due
                  4/5/05 & 4/28/05                                             P-1     A-1+          37,500**
         5,000    MBIA Global Funding LLC, Guaranteed Floating Rate Notes,
                  3.04%, due 4/28/05                                           P-1     A-1+           5,010**
        11,115    Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due
                  1/26/06                                                      P-1     A-1           11,375
        35,000    Morgan Stanley, 2.93%, due 4/15/05                           P-1     A-1           35,019
        35,000    Natexis Banque Populair, Floating Rate Notes, 2.33%, due
                  4/1/05                                                       P-1     A-1           35,000
        25,000    National City Bank of Indiana, Floating Rate Notes, 2.88%,
                  due 4/1/05                                                   P-1     A-1           24,993
         7,000    Royal Bank of Scotland, Floating Rate Notes, 2.78%, due
                  4/19/05                                                      P-1     A-1+           7,000
        15,000    Sigma Finance, Floating Rate Notes, 2.98%, due 8/16/05       P-1     A-1+          14,999**
        25,000    U.S. Bank NA, Floating Rate Senior Notes, 3.20%, due 6/14/05 P-1     A-1           25,011
        15,000    Wells Fargo & Co., Floating Rate Notes, 2.78%, due 4/15/05   P-1     A-1+          15,002**
        30,000    White Pine Funding, Floating Rate Notes, 2.80%, due 4/25/05  P-1     A-1+          29,996
                                                                                            ---------------
                  Total Corporate Debt Securities                                                   466,527
                                                                                            ---------------

Asset-Backed Securities (1.9%)
        10,000    CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due
                  7/24/05                                                      P-1     A-1+          10,000
        14,401    USAA Auto Owner Trust, Ser. 2004-3, Class A1, 2.34% &
                  3.03%, due 4/5/05 & 7/10/05                                  P-1     A-1+          14,396
                                                                                            ---------------
                  Total Asset-Backed Securities                                                      24,396
                                                                                            ---------------

Promissory Notes (0.8%)
        10,000    Goldman Sachs Group, 2.46%, due 4/1/05                       P-1      A-1          10,000
                                                                                            ---------------

                  Total Investments (100.9%)                                                      1,288,517

                  Liabilities, less cash, receivables and other assets
                  [(0.9%)]                                                                          (10,985)
                                                                                            ---------------

                  Total Net Assets (100.0%)                                                 $     1,277,532
                                                                                            ---------------

See Notes to Schedule of Investments

Notes to Schedule of Investments


/+//+/Investment securities are valued at amortized cost, which approximates
      U.S. Federal income tax cost.
** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At March 31, 2005, these securities amounted to $308,034,000 or 12.7% of net assets for Institutional Liquidity Portfolio and $115,372,000 or 9.0% of net assets for Prime Portfolio.
/(S)/Credit ratings are unaudited.

                                                NEUBERGER BERMAN MARCH 31, 2005

Statements of Assets and Liabilities

                                                                                   ------------------------------

Institutional Liquidity Trust                                                            Institutional      Prime
(000's omitted)                                                                    Liquidity Portfolio  Portfolio
Assets
    Investments in securities, at value* (Note A)--see Schedule of Investments:
    Unaffiliated issuers                                                                    $2,414,861 $1,288,517
    Cash                                                                                           611        136
    Interest receivable                                                                          3,089      1,479
    Prepaid expenses                                                                                38         12
Total Assets                                                                                 2,418,599  1,290,144
Liabilities
    Payable for securities purchased                                                                --     12,496
    Payable to investment manager--net (Note B)                                                    158         87
    Accrued expenses and other payables                                                             15         29
Total Liabilities                                                                                  173     12,612
Net Assets Applicable to Investors' Beneficial Interests                                    $2,418,426 $1,277,532
Net Assets consist of:
    Paid-in capital                                                                         $2,418,426 $1,277,532
*Cost of investments:
    Unaffiliated issuers                                                                    $2,414,861 $1,288,517

See Notes to Financial Statements

Statements of Operations

                                                                          INSTITUTIONAL
                                                                              LIQUIDITY              PRIME
                                                                              PORTFOLIO          PORTFOLIO
                                                                      -------------------------------------

Institutional Liquidity Trust                                               Period from        Period from
                                                                      December 30, 2004  December 27, 2004
                                                                       (Commencement of   (Commencement of
                                                                            Operations)        Operations)
                                                                      to March 31, 2005  to March 31, 2005
(000's omitted)
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                                  $14,939             $7,747
Expenses:
Investment management fee (Note B)                                                  601                304
Audit fees                                                                           30                  8
Custodian fees (Note B)                                                              98                 67
Insurance expense                                                                    25                  9
Legal fees                                                                           10                 15
Shareholder reports                                                                  --                  8
Trustees' fees and expenses                                                           7                  7
Miscellaneous                                                                         1                  3
Total expenses                                                                      772                421

Investment management fee waived (Note B)                                          (120)               (61)
Expenses reduced by custodian fee expense offset arrangement (Note B)                (4)               (11)
Total net expenses                                                                  648                349
Net investment income                                                           $14,291             $7,398
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
     Sales of investment securities of unaffiliated issuers                         (20)                 3
Net increase (decrease) in net assets resulting from operations                 $14,271             $7,401

See Notes to Financial Statements

                                                NEUBERGER BERMAN MARCH 31, 2005

Statements of Changes in Net Assets

                                                                                 INSTITUTIONAL
                                                                                     LIQUIDITY              PRIME
                                                                                     PORTFOLIO          PORTFOLIO
                                                                             -------------------------------------

Institutional Liquidity Trust                                                      Period from        Period from
                                                                             December 30, 2004  December 27, 2004
                                                                              (Commencement of   (Commencement of
                                                                                   Operations)        Operations)
                                                                             to March 31, 2005  to March 31, 2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                       $    14,291        $     7,398
Net realized gain (loss) on investments                                                    (20)                 3
Net increase (decrease) in net assets resulting from operations                         14,271              7,401
Transactions in Investors' Beneficial Interests:
Contributions from initial capitalization                                                   --                200
Contributions                                                                        3,725,172          2,953,621
Withdrawals                                                                         (1,321,017)        (1,683,690)
Net increase (decrease) from transactions in investors' beneficial interests         2,404,155          1,270,131
Net Increase (Decrease) in Net Assets                                                2,418,426          1,277,532
Net Assets:
Beginning of period                                                                         --                 --
End of period                                                                      $ 2,418,426        $ 1,277,532

See Notes to Financial Statements

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

     Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Institutional Liquidity had no operations until December 30, 2004 other than matters relating to its organization. Prime had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

     Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager, and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

     The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: The Portfolios intend to comply with the requirements of the Internal Revenue Code. The Portfolios also intend to conduct their operations so that each of its investors will be able to qualify as a regulated investment company. The Portfolios will be treated as partnerships for U.S. Federal income tax purposes and are therefore not subject to U.S. Federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict.

                                                NEUBERGER BERMAN MARCH 31, 2005


6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees and Other Transactions with Affiliates:

     Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio through March 31, 2006. For the period ended March 31, 2005, such waived fees amounted to $120,275 for Institutional Liquidity and $60,787 for Prime, respectively.

     LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services.

     Management and LBAM, a sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Notes to Financial Statements Institutional Liquidity Trust cont'd


     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2005 the impact of this arrangement was a reduction of expenses of $4,453 for Institutional Liquidity and $10,741 for Prime, respectively.

     Note C--Securities Transactions:

     All securities transactions for Institutional Liquidity and Prime were short-term.

                                                NEUBERGER BERMAN MARCH 31, 2005

Financial Highlights Institutional Liquidity Portfolio

                                               Period from
                                        December 30, 2004^
                                              to March 31,
                                        ---------------------

                                                      2005

Ratios to Average Net Assets:
Gross Expenses#                                        .11%*
Net Expenses/++/                                       .11%*
Net Investment Income (Loss)                          2.38%*
Total Return/+/                                      +0.63%**
Net Assets, End of Period (in millions)           $2,418.4

See Notes to Financial Highlights

Financial Highlights Prime Portfolio

                                                        Period from
                                                 December 27, 2004^
                                                       to March 31,
                                                 ---------------------

                                                               2005

         Ratios to Average Net Assets:
         Gross Expenses#                                        .12%*
         Net Expenses/++/                                       .11%*
         Net Investment Income (Loss)                          2.43%*
         Total Return/+/                                      +0.66%**
         Net Assets, End of Period (in millions)           $1,277.5

See Notes to Financial Highlights

                                                NEUBERGER BERMAN MARCH 31, 2005

Notes to Financial Highlights Institutional Liquidity Trust

# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                        Period Ended
                                  March 31, 2005/(1)/

Institutional Liquidity Portfolio                .13%

                      Period Ended
                March 31, 2005/(2)/

Prime Portfolio                .13%

(1)Period from December 30, 2004 (commencement of operations) to March 31, 2005.
(2)Period from December 27, 2004 (commencement of operations) to March 31, 2005. /+/Total return for the Portfolio has been calculated based on the total return for the respective Lehman Brothers Institutional Liquidity Series' feeder. Total Return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the notes to the financial statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.
^  The date investment operations commenced.
*  Annualized.
** Not Annualized.

Report of Ernst & Young, Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and
Owners of Beneficial Interest of Institutional Liquidity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Institutional Liquidity Portfolio (one of the series constituting Institutional Liquidity Trust) (the "Portfolio"), as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from December 30, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Liquidity Portfolio of the Institutional Liquidity Trust at March 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period from December 30, 2004 to March 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP
Boston, Massachusetts
May 6, 2005

                                                NEUBERGER BERMAN MARCH 31, 2005

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Portfolio
New York, New York

We have audited the accompanying statement of assets and liabilities of Prime Portfolio, a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 27, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
May 2, 2005

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger Berman Funds
Institutional Services
605 Third Avenue Mail Drop 2-7
New York, NY 10158-0180

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker
1818 Market Street
Suite 2400
Philadelphia, PA 19103

                                                NEUBERGER BERMAN MARCH 31, 2005

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

                                                                                 Number of
                                                                               Portfolios in
                             Position and                                      Fund Complex       Other Directorships
                               Length of                                        Overseen by        Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Trustee/(4)/       Complex by Trustee
--------------------------------------------------------------------------------------------------------------------------

Independent Trustees
--------------------------------------------------------------------------------------------------------------------------

   John Cannon (75)          Trustee since   Consultant. Formerly,                  43       Independent Trustee or
                             2004            Chairman and Chief Investment                   Director of three series of
                                             Officer, CDC Investment                         Oppenheimer Funds:
                                             Advisers (registered investment                 Limited Term New York
                                             adviser) 1993 to January 1999;                  Municipal Fund, Rochester
                                             formerly, President and Chief                   Fund Municipals, and
                                             Executive Officer, AMA                          Oppenheimer Convertible
                                             Investment Advisors, an affiliate               Securities Fund, since 1992.
                                             of the American Medical
                                             Association.
--------------------------------------------------------------------------------------------------------------------------

   Faith Colish (69)         Trustee since   Counsel, Carter Ledyard &              43       Director, American Bar
                             2004            Milburn LLP (law firm) since                    Retirement Association
                                             October 2002; formerly,                         (ABRA) since 1997 (not-for-
                                             Attorney-at-Law and President,                  profit membership
                                             Faith Colish, A Professional                    association).
                                             Corporation, 1980 to 2002.
--------------------------------------------------------------------------------------------------------------------------

   C. Anne Harvey (67)       Trustee since   Consultant, C. A. Harvey               43       President, Board of
                             2004            Associates since June 2001;                     Associates to The National
                                             formerly, Director, AARP, 1978                  Rehabilitation Hospital's
                                             to December 2001.                               Board of Directors since
                                                                                             2002; formerly, Member,
                                                                                             Individual Investors Advisory
                                                                                             Committee to the New York
                                                                                             Stock Exchange Board of
                                                                                             Directors, 1998 to June 2002;
                                                                                             formerly, Member, American
                                                                                             Savings Education Council's
                                                                                             Policy Board (ASEC), 1998
                                                                                             to 2000; formerly, Member,
                                                                                             Executive Committee, Crime
                                                                                             Prevention Coalition of
                                                                                             America, 1997 to 2000.

                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex        Other Directorships
                               Length of                                       Overseen by         Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/   Trustee/(4)/        Complex by Trustee
---------------------------------------------------------------------------------------------------------------------------

  Barry Hirsch (72)          Trustee since   Attorney-at-Law. Formerly,            43       None.
                             2004            Senior Counsel, Loews
                                             Corporation (diversified
                                             financial corporation) May 2002
                                             until April 2003; formerly,
                                             Senior Vice President, Secretary
                                             and General Counsel, Loews
                                             Corporation.
---------------------------------------------------------------------------------------------------------------------------

  Robert A. Kavesh (77)      Trustee since   Marcus Nadler Professor               43       Director, The Caring
                             2004            Emeritus of Finance and                        Community (not-for-profit);
                                             Economics, New York                            formerly, Director, DEL
                                             University Stern School of                     Laboratories, Inc. (cosmetics
                                             Business; formerly, Executive                  and pharmaceuticals), 1978
                                             Secretary-Treasurer, American                  to 2004; formerly, Director,
                                             Finance Association, 1961 to                   Apple Bank for Savings,
                                             1979.                                          1979 to 1990; formerly,
                                                                                            Director, Western Pacific
                                                                                            Industries, Inc., 1972 to 1986
                                                                                            (public company).
---------------------------------------------------------------------------------------------------------------------------

  Howard A. Mileaf (68)      Trustee since   Retired. Formerly, Vice               43       Director, WHX Corporation
                             2004            President and Special Counsel,                 (holding company) since
                                             WHX Corporation (holding                       August 2002; Director,
                                             company) 1993 to 2001.                         Webfinancial Corporation
                                                                                            (holding company) since
                                                                                            December 2002; Director,
                                                                                            State Theatre of New Jersey
                                                                                            (not-for-profit theater) since
                                                                                            2000; formerly, Director,
                                                                                            Kevlin Corporation
                                                                                            (manufacturer of microwave
                                                                                            and other products).
---------------------------------------------------------------------------------------------------------------------------

  William E. Rulon (72)      Trustee since   Retired. Formerly, Senior Vice        43       Director, Pro-Kids Golf and
                             2004            President, Foodmaker. Inc.                     Learning Academy (teach
                                             (operator and franchiser of                    golf and computer usage to
                                             restaurants) until January 1997.               "at risk" children) since 1998;
                                                                                            formerly, Director,
                                                                                            Prandium, Inc. (restaurants)
                                                                                            from March 2001 until July
                                                                                            2002.
---------------------------------------------------------------------------------------------------------------------------

Trustee and Officer Information cont'd

                                                NEUBERGER BERMAN MARCH 31, 2005


                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex       Other Directorships
                               Length of                                       Overseen by        Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/   Trustee/(4)/       Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------

 Cornelius T. Ryan (73)      Trustee since   Founding General Partner,             43       Director, Capital Cash
                             2004            Oxford Partners and Oxford                     Management Trust (money
                                             Bioscience Partners (venture                   market fund), Naragansett
                                             capital partnerships) and                      Insured Tax-Free Income
                                             President, Oxford Venture                      Fund, Rocky Mountain
                                             Corporation.                                   Equity Fund, Prime Cash
                                                                                            Fund, several private
                                                                                            companies and QuadraMed
                                                                                            Corporation (NASDAQ).
-------------------------------------------------------------------------------------------------------------------------

 Tom D. Seip (55)            Trustee since   General Partner, Seip                 43       Director, H&R Block, Inc.
                             2004            Investments LP (a private                      (financial services company)
                                             investment partnership);                       since May 2001; Director,
                                             formerly, President and CEO,                   Forward Management, Inc.
                                             Westaff, Inc. (temporary                       (asset management) since
                                             staffing), May 2001 to January                 2001; formerly, Director,
                                             2002; Senior Executive at the                  General Magic (voice
                                             Charles Schwab Corporation                     recognition software) 2001
                                             from 1983 to 1999, including                   until 2002; formerly,
                                             Chief Executive Officer, Charles               Director, E-Finance
                                             Schwab Investment                              Corporation (credit
                                             Management, Inc. and Trustee,                  decisioning services) 1999 to
                                             Schwab Family of Funds and                     2003; formerly, Director,
                                             Schwab Investments from 1997                   Save-Daily.com (micro
                                             to 1998; and Executive Vice                    investing services) 1999 to
                                             President-Retail Brokerage,                    2003; Director, Offroad
                                             Charles Schwab Investment                      Capital Inc. (pre-public
                                             Management from 1994 to                        internet commerce company).
                                             1997.
-------------------------------------------------------------------------------------------------------------------------

 Candace L. Straight (57)    Trustee since   Private investor and consultant       43       Director, The Proformance
                             2004            specializing in the insurance                  Insurance Company
                                             industry; formerly, Advisory                   (personal lines property and
                                             Director, Securitas Capital LLC                casualty insurance company)
                                             (a global private equity                       since March 2004; Director,
                                             investment firm dedicated to                   Providence Washington
                                             making investments in the                      (property and casualty
                                             insurance sector) 1998 to                      insurance company) since
                                             December 2002.                                 December 1998; Director,
                                                                                            Summit Global Partners
                                                                                            (insurance brokerage firm)
                                                                                            since October 2000.
-------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                                                   Portfolios in
                             Position and                                          Fund Complex       Other Directorships
                               Length of                                            Overseen by        Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/     Principal Occupation(s)/(3)/      Trustee/(4)/       Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Peter P. Trapp (60)         Trustee since   Regional Manager for Atlanta               43       None.
                             2004            Region, Ford Motor Credit
                                             Company since August 1997;
                                             formerly, President, Ford Life
                                             Insurance Company, April 1995
                                             to August 1997.
-------------------------------------------------------------------------------------------------------------------------------

Trustees who are "Interested Persons"
-------------------------------------------------------------------------------------------------------------------------------

 Edward I. O'Brien* (76)     Trustee since   Formerly, Member, Investment               43       Director, Legg Mason, Inc.
                             2004            Policy Committee, Edward Jones                      (financial services holding
                                             1993 to 2001; President, Securities                 company) since 1993;
                                             Industry Association ("SIA")                        formerly, Director, Boston
                                             (securities industry's representative               Financial Group (real estate
                                             in government relations and                         and tax shelters) 1993 to
                                             regulatory matters at the federal                   1999.
                                             and state levels) 1974 to 1992;
                                             Adviser to SIA, November 1992
                                             to November 1993.
-------------------------------------------------------------------------------------------------------------------------------

 Jack L. Rivkin* (64)        President       Executive Vice President and               43       Director, Dale Carnegie and
                             and Trustee     Chief Investment Officer,                           Associates, Inc. (private
                             since 2004      Neuberger Berman Inc. (holding                      company) since 1998;
                                             company) since 2002 and 2003,                       Director, Emagin Corp.
                                             respectively; Executive Vice                        (public company) since 1997;
                                             President and Chief Investment                      Director, Solbright, Inc.
                                             Officer, Neuberger Berman                           (private company) since
                                             since December 2002 and 2003,                       1998; Director, Infogate, Inc.
                                             respectively; Director and                          (private company) since
                                             Chairman, NB Management                             1997; Director, Broadway
                                             since December 2002; formerly,                      Television Network (private
                                             Executive Vice President,                           company) since 2000.
                                             Citigroup Investments, Inc.
                                             from September 1995 to
                                             February 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Inc. from September
                                             1995 to February 2002.
-------------------------------------------------------------------------------------------------------------------------------

Trustee and Officer Information cont'd

                                                NEUBERGER BERMAN MARCH 31, 2005


                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex      Other Directorships
                               Length of                                       Overseen by       Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/   Trustee/(4)/      Complex by Trustee
------------------------------------------------------------------------------------------------------------------------

  Peter E. Sundman* (46)     Chairman of     Executive Vice President,             43       Director and Vice President,
                             the Board,      Neuberger Berman Inc. (holding                 Neuberger & Berman
                             Chief           company) since 1999; Head of                   Agency, Inc. since 2000;
                             Executive       Neuberger Berman Inc.'s                        formerly, Director,
                             Officer and     Mutual Funds and Institutional                 Neuberger Berman Inc.
                             Trustee since   Business since 1999; President                 (holding company) from
                             2004            and Director, NB Management                    October 1999 through
                                             since 1999; Executive Vice                     March 2003; Trustee, Frost
                                             President, Neuberger Berman                    Valley YMCA.
                                             since 1999; formerly, Principal,
                                             Neuberger Berman from 1997
                                             until 1999; formerly, Senior
                                             Vice President, NB
                                             Management from 1996 until
                                             1999.
------------------------------------------------------------------------------------------------------------------------

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
   (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Trustee and Officer Information cont'd

Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and Length of Time Served/(2)/           Principal Occupation(s)/(3)/
--------------------------------------------------------------------------------------------------------------------

 Claudia A. Brandon (48)     Secretary since 2004                   Vice President-Mutual Fund Board Relations,
                                                                    NB Management since 2000 and Assistant
                                                                    Secretary since 2004; Vice President,
                                                                    Neuberger Berman since 2002 and employee
                                                                    since 1999; formerly, Vice President, NB
                                                                    Management from 1986 to 1999; Secretary,
                                                                    fifteen registered investment companies for
                                                                    which NB Management acts as investment
                                                                    manager and administrator (four since 2002,
                                                                    three since 2003, four since 2004, and one since
                                                                    2005).

 Philip R. Carroll (70)      Chief Compliance Officer since 2004    Vice President, Neuberger Berman since 2002;
                                                                    Associate General Counsel, Neuberger Berman
                                                                    since 2001; Director-Mutual Fund
                                                                    Compliance, NB Management since 1995;
                                                                    Chief Legal Officer, fifteen registered
                                                                    investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (ten since 2003, four since 2004,
                                                                    and one since 2005); Chief Compliance
                                                                    Officer, fifteen registered investment
                                                                    companies for which NB Management acts as
                                                                    investment manager and administrator
                                                                    (fourteen since 2004, and one since 2005) and
                                                                    Lehman Brothers/First Trust Income
                                                                    Opportunity Fund.

 Robert Conti (48)           Vice President since 2004              Senior Vice President, Neuberger Berman since
                                                                    2003, formerly, Vice President, Neuberger
                                                                    Berman from 1999 until 2003; Senior Vice
                                                                    President, NB Management since 2000;
                                                                    formerly, Controller, NB Management until
                                                                    1996; formerly, Treasurer, NB Management
                                                                    from 1996 until 1999; Vice President, fifteen
                                                                    registered investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (three since 2000, four since
                                                                    2002, three since 2003, four since 2004, and
                                                                    one since 2005).

Name, Age, and Address/(1)/ Position and Length of Time Served/(2)/          Principal Occupation(s)/(3)/
-------------------------------------------------------------------------------------------------------------------

  Brian J. Gaffney (51)     Vice President since 2004               Managing Director, Neuberger Berman since
                                                                    1999; Senior Vice President, NB Management
                                                                    since 2000; formerly, Vice President, NB
                                                                    Management from 1997 until 1999; Vice
                                                                    President, fifteen registered investment
                                                                    companies for which NB Management acts as
                                                                    investment manager and administrator (three
                                                                    since 2000, four since 2002, three since 2003,
                                                                    four since 2004 and one since 2005).

  Sheila R. James (39)      Assistant Secretary since 2004          Employee, Neuberger Berman since 1999;
                                                                    formerly, Employee, NB Management from
                                                                    1991 to 1999; Assistant Secretary, fifteen
                                                                    registered investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (seven since 2002, three since
                                                                    2003, four since 2004 and one since 2005).

  Kevin Lyons (49)          Assistant Secretary since 2004          Employee, Neuberger Berman since 1999;
                                                                    formerly, Employee, NB Management from
                                                                    1993 to 1999; Assistant Secretary, fifteen
                                                                    registered investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (ten since 2003, four since 2004,
                                                                    and one since 2005).

  John M. McGovern (35)     Assistant Treasurer since 2004          Vice President, Neuberger Berman since
                                                                    January 2004; Employee, NB Management
                                                                    since 1993; Assistant Treasurer, fifteen
                                                                    registered investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (seven since 2002, three since
                                                                    2003, four since 2004 and one since 2005).

  Barbara Muinos (46)       Treasurer and Principal Financial and   Vice President, Neuberger Berman since 1999;
                            Accounting Officer since 2004           formerly, Assistant Vice President, NB
                                                                    Management from 1993 to 1999; Treasurer
                                                                    and Principal Financial and Accounting
                                                                    Officer, fifteen registered investment
                                                                    companies for which NB Management acts as
                                                                    investment manager and administrator (seven
                                                                    since 2002, three since 2003, four since 2004
                                                                    and one since 2005); formerly, Assistant
                                                                    Treasurer, three registered investment
                                                                    companies for which NB Management acts as
                                                                    investment manager and administrator from
                                                                    1996 until 2002.

                                                NEUBERGER BERMAN MARCH 31, 2005

Name, Age, and Address/(1)/ Position and Length of Time Served/(2)/          Principal Occupation(s)/(3)/
-------------------------------------------------------------------------------------------------------------------

  Frederic B. Soule (59)          Vice President since 2004         Senior Vice President, Neuberger Berman since
                                                                    2003; formerly, Vice President, Neuberger
                                                                    Berman from 1999 until 2003; formerly, Vice
                                                                    President, NB Management from 1995 until
                                                                    1999; Vice President, fifteen registered
                                                                    investment companies for which NB
                                                                    Management acts as investment manager and
                                                                    administrator (three since 2000, four since
                                                                    2002, three since 2003, four since 2004 and one
                                                                    since 2005).

--------

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Trustee and Officer Information cont'd

                                                NEUBERGER BERMAN MARCH 31, 2005


Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Trust's website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Report of Votes of Shareholders

A special meeting of shareholders of Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Income Funds, was held on December 21, 2004. Shareholders voted on the following matter: (1) To approve an Agreement and Plan of Reorganization providing for the reorganization of Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Income Funds, into Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series.

Proposal 1--To Approve Agreement and Plan of Reorganization and transactions contemplated thereby.

                                                 Votes                Broker
                      Votes For Votes Against Withheld Abstentions Non-Votes
   Proposal 1 2,046,895,847.570 8,393,524.000       -- 527,212.000        --

Board Approval of the Management and Sub-Advisory Agreements

In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and LBAM and met with senior representatives of Management and LBAM regarding their personnel and operations. The Independent Fund Trustees were advised by experienced 1940 Act counsel that is independent of Management and LBAM.

The Board considered the following factors, among others, in connection with its approval of the Management Agreement: (1) the favorable history, reputation, qualifications, and background of Management, as well as the qualifications of its personnel and its financial condition; (2) the relatively low level of the management fees; (3) that each fee appeared to the Board to be reasonable given the quality of services expected to be provided; (4) the commitment of Management to undertake contractual and voluntary expense limitations for each Fund; and (5) the performance of similar funds for which Management acts as adviser.

The Board evaluated the terms of the Management Agreement and whether the agreement was in the best interests of each Fund and its shareholders. The Board considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. With respect to the nature and quality of the services provided, the Board considered the performance of funds managed in a similar investment style by Management in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund ("Predecessor Fund"), the predecessor to the Institutional Cash, since Management would be responsible for overseeing LBAM who would be responsible for day-to-day management of each Fund. The Board also considered Management's positive compliance history, as the firm has been free of significant compliance problems. The Board concluded that Management could be expected to provide a high level of service to each Fund.

With respect to the overall fairness of the agreement, the Board considered the fee structure of the agreement and any fall-out benefits likely to accrue to Management or its affiliates. The Board also considered the limit on Fund expenses undertaken by Management with the contractual and voluntary expense limitations for each Fund. The Board did not consider the profit realized by Management since the Funds are new, although the Board acknowledged it had recently reviewed the profitability of Management in managing the Predecessor Fund, which had a similar expense ratio. In light of the relatively low level of the management fee and the further voluntary expense cap, the Board did not consider in detail at this time the likelihood of realizing further economies of scale.

The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. The Board requested and evaluated information from LBAM designed to inform the Board's consideration of these and other issues.

With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance of accounts advised by LBAM with the performance of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk likely to be undertaken by the portfolio managers. The Board concluded that LBAM could be expected to provide a high level of service to each Fund.

With respect to the overall fairness of the Sub-Advisory Agreement, the Board considered the fee structure of the agreement and considered whether there are likely to be any fall-out benefits resulting from LBAM's association with the Fund.

In approving the Management and Sub-Advisory Agreements, the Board concluded that the terms of each agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report. [LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue  2nd Floor
New York, NY  10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nbfunds.com

[LOGO] recycle  F0209 05/05

ITEM 2. CODE OF ETHICS

The Board of Directors ("Board") of Neuberger Berman Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to the Neuberger Berman Institutional Cash Fund. Tait, Weller & Baker ("Tait Weller") serves as independent registered public accounting firm to the Neuberger Berman Prime Money Fund. Since the Registrant has not completed one full year of operations, these fees are only shown from the commencement of operations for 2005.

(a) Audit Fees
    ----------

The aggregate fees billed for the last fiscal year for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $9,000 for 2005.

The aggregate fees billed for the last fiscal year for professional services rendered by Tait Weller for the audit of the annual financial statements or services that are normally provided by Tait Weller in connection with statutory and regulatory filings or engagements were $3,000 for 2005.

(b) Audit-Related Fees
    ------------------

The aggregate fees billed to the Registrant in the last fiscal year for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

The aggregate fees billed to the Registrant in the last fiscal year for assurance and related services by Tait Weller that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for assurance and related services by Tait Weller that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant in the last fiscal year for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 for 2005. The nature of the services provided was tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by E&Y for 2005 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

The aggregate fees billed to the Registrant in the last fiscal year for professional services rendered by Tait Weller for tax compliance, tax advice, and tax planning were $1,250 for 2005. The nature of the services provided was tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by Tait Weller for 2005 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant in the last fiscal year for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

The aggregate fees billed to the Registrant in the last fiscal year for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 for 2005.

The fees billed to other entities in the investment company complex for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for 2005.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant for the last fiscal year of the Registrant were $3,000 for 2005.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year of the Registrant were $80,000 for 2005.

Non-audit fees billed by Tait Weller for services rendered to the Registrant for the last fiscal year of the Registrant were $1,250 for 2005.

Non-audit fees billed by Tait Weller for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year of the Registrant were $6,250 for 2005.

(h) The Audit Committee of the Board of Trustees considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)    A copy of the Code of Ethics is filed as Exhibit 12(a)(1).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series


By:   /s/Peter E. Sundman
      --------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/Peter E. Sundman
      --------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 2, 2005



By:   /s/John McGovern
      --------------------------
      John McGovern
      Acting Treasurer and Principal Financial
      and Accounting Officer

Date: June 2, 2005